Investments - Additional Information (Detail) - GBP (£)	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of investment [line items]
Assets held at fair value, Available-for-sale	£ 2,522,000,000	£ 2,575,000,000	£ 1,437,000,000
Available-for-sale investments through comprehensive income	48,000,000
Level 3 [Member]
Disclosure of investment [line items]
Available-for-sale investments through comprehensive income	10,000,000	14,000,000	16,000,000
Sterling [Member] | Level 2 [Member]
Disclosure of investment [line items]
Available-for-sale investments	2,180,000,000		900,000,000
Sterling [Member] | Investments held at amortised cost [Member]
Disclosure of investment [line items]
Investments in term deposits denominated in currencies	2,687,000,000	416,000,000	35,000,000
USD [Member] | Investments held at amortised cost [Member]
Disclosure of investment [line items]
Investments in term deposits denominated in currencies	26,000,000	27,000,000	30,000,000
Euro Member Countries, Euro | Level 2 [Member]
Disclosure of investment [line items]
Available-for-sale investments	395,000,000		537,000,000
Euro Member Countries, Euro | Investments held at amortised cost [Member]
Disclosure of investment [line items]
Investments in term deposits denominated in currencies	499,000,000
Other Currencies [Member] | Investments held at amortised cost [Member]
Disclosure of investment [line items]
Investments in term deposits denominated in currencies	£ 2,000,000	£ 4,000,000	£ 18,000,000